Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues	$ 14,917	$ 14,321	$ 13,041
Operating expenses
Labor and fringe benefits	2,922	2,860	2,536
Purchased services and material	2,267	1,971	1,769
Fuel	1,637	1,732	1,362
Depreciation and amortization	1,562	1,329	1,281
Equipment rents	444	467	418
Casualty and other	492	469	432
Total operating expenses	9,324	8,828	7,798
Operating income	5,593	5,493	5,243
Interest expense	(538)	(489)	(481)
Other components of net periodic benefit income	321	302	315
Other income	53	376	12
Income before income taxes	5,429	5,682	5,089
Income tax recovery (expense)	(1,213)	(1,354)	395
Net income	$ 4,216	$ 4,328	$ 5,484
Earnings per share
Basic (in dollars per share)	$ 5.85	$ 5.89	$ 7.28
Diluted (in dollars per share)	$ 5.83	$ 5.87	$ 7.24
Weighted-average number of shares
Basic (in shares)	720.1	734.5	753.6
Diluted (in shares)	722.6	737.7	757.3